Financial Instruments - Financial Instrument Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / MMBTU $ / Mcf	Dec. 31, 2020 USD ($) $ / MMBTU $ / Mcf	Dec. 31, 2019 CAD ($)
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase AECO fixed price swap $0.10/Mcf | $ / Mcf	0.10	0.10
Decrease AECO fixed price swap $0.10/Mcf | $ / Mcf	0.10	0.10
Increase natural gas fixed price swap US$0.10 MMBtu | $ / MMBTU	0.10	0.10
Decrease natural gas fixed price swap US$0.10 MMBtu | $ / MMBTU	0.10	0.10
Increase natural gas basis swap US$0.10 MMBtu | $ / MMBTU	0.10	0.10
Decrease natural gas basis swap US$0.10 MMBtu | $ / MMBTU	0.10	0.10
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings	$ (53)		$ (48)
Increase (decrease) to net earnings	53		48
Increase (decrease) to other comprehensive income	(17)		(21)
Increase (decrease) to other comprehensive income	$ 20		24
Increase interest rate 1%	1.00%	1.00%
Decrease interest rate 1%	1.00%	1.00%
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings	$ (126)		(103)
Increase (decrease) to net earnings	123		100
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	0		0
Weakening of the Canadian dollar by US$0.01		$ 0.01
Strengthening of the Canadian dollar by US$0.01		$ 0.01
AECO Swap | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings	(1)		(1)
Increase (decrease) to net earnings	1		1
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	0		0
Natural Gas Fixed Price Swap | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings	(2)		0
Increase (decrease) to net earnings	2		0
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	0		0
Natural Gas Basis Swap | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) to net earnings	(8)		(1)
Increase (decrease) to net earnings	8		1
Increase (decrease) to other comprehensive income	0		0
Increase (decrease) to other comprehensive income	$ 0		$ 0